Guarantor and Non-Guarantor Condensed Consolidating Financial Information	12 Months Ended
Mar. 04, 2017
Guarantor and Non-Guarantor Condensed Consolidating Financial Information
Guarantor and Non-Guarantor Condensed Consolidating Financial Information

24. Guarantor and Non-Guarantor Condensed Consolidating Financial Information

The Company conducts the majority of its business through its subsidiaries. With the exception of EIC, substantially all of the Company’s 100 percent owned subsidiaries guarantee the obligations under the Amended and Restated Senior Secured Credit Facility, second priority secured term loan facilities, secured guaranteed notes and unsecured guaranteed notes (the “Subsidiary Guarantors”). Additionally, prior to the Acquisition, the subsidiaries, including joint ventures, that did not guarantee the Amended and Restated Senior Secured Credit Facility, second priority secured term loan facilities, secured guaranteed notes and unsecured guaranteed notes, were minor. Accordingly, condensed consolidating financial information for the Company and subsidiaries is not presented for those periods. Condensed consolidating financial information for the Company, its Subsidiary Guarantors and non-guarantor subsidiaries, is presented for periods subsequent to the Acquisition.

For the purposes of preparing the information below, the Company uses the equity method to account for its investment in subsidiaries. The equity method has been used by Subsidiary Guarantors with respect to investments in the non-guarantor subsidiaries. The subsidiary guarantees related to the Company’s Amended and Restated Senior Secured Credit Facility, second priority secured term loan facilities and secured guaranteed notes and, on an unsecured basis, the unsecured guaranteed notes, are full and unconditional and joint and several. Presented below is condensed consolidating financial information for the Company, the Subsidiary Guarantors, and the non-guarantor subsidiaries at March 4, 2017, February 27, 2016 and for the fiscal years ended March 4, 2017 and February 27, 2016. Separate financial statements for Subsidiary Guarantors are not presented.

	Rite Aid Corporation Condensed Consolidating Balance Sheet March 4, 2017
	Rite Aid Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$213,104	$32,306	$—		$245,410
Accounts receivable, net	—	1,506,288	264,838	—		1,771,126
Intercompany receivable	—	215,862	—	(215,862	)(a)	—
Inventories, net of LIFO reserve of $0, $607,326, $0, $0, and $607,326	—	1,789,541	—	—		1,789,541
Prepaid expenses and other current assets	—	203,033	8,508	—		211,541
Current assets held for sale	—	1,047,670	—	—		1,047,670

Total current assets	—	4,975,498	305,652	(215,862)		5,065,288
Property, plant and equipment, net	—	1,526,462	—	—		1,526,462
Goodwill	—	1,682,847	—	—		1,682,847
Other intangibles, net	—	661,778	53,628	—		715,406
Deferred tax assets	—	1,505,564	—	—		1,505,564
Investment in subsidiaries	15,275,488	50,004	—	(15,325,492	)(b)	—
Intercompany receivable	—	7,331,675	—	(7,331,675	)(a)	—
Other assets	—	215,917	—	—		215,917
Noncurrent assets held for sale	—	882,268	—	—		882,268

Total assets	$15,275,488	$18,832,013	$359,280	$(22,873,029)		$11,593,752

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt and lease financing obligations	$90	$17,619	$—	$—		$17,709
Accounts payable	—	1,609,025	4,884	—		1,613,909
Intercompany payable	—	—	215,862	(215,862	)(a)	—
Accrued salaries, wages and other current liabilities	66,365	1,207,240	67,342			1,340,947
Current liabilities held for sale	—	32,683	—	—		32,683

Total current liabilities	66,455	2,866,567	288,088	(215,862)		3,005,248
Long-term debt, less current maturities	3,235,888	—	—	—		3,235,888
Lease financing obligations, less current maturities	—	37,204	—	—		37,204
Intercompany payable	7,331,675	—	—	(7,331,675	)(a)	—
Other noncurrent liabilities	—	622,762	21,188	—		643,950
Noncurrent liabilities held for sale	4,027,400	29,992	—	—		4,057,392

Total liabilities	14,661,418	3,556,525	309,276	(7,547,537)		10,979,682
Commitments and contingencies	—	—	—	—		—

Total stockholders’ equity	614,070	15,275,488	50,004	(15,325,492	)(b)	614,070

Total liabilities and stockholders’ equity	$15,275,488	$18,832,013	$359,280	$(22,873,029)		$11,593,752

(a)	Elimination of intercompany accounts receivable and accounts payable amounts.

(b)	Elimination of investments in consolidated subsidiaries.

	Rite Aid Corporation Condensed Consolidating Balance Sheet February 27, 2016
	Rite Aid Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$90,569	$33,902	$—		$124,471
Accounts receivable, net	—	1,316,797	284,211	—		1,601,008
Intercompany receivable	—	224,220	—	(224,220	)(a)	—
Inventories, net of LIFO reserve of $0, $635,024, $0, $0, and $635,024	—	1,734,937	—	—		1,734,937
Prepaid expenses and other current assets	—	121,684	6,460	—		128,144
Current assets held for sale	—	962,167	—	—		962,167

Total current assets	—	4,450,374	324,573	(224,220)		4,550,727
Property, plant and equipment, net	—	1,579,564	—	—		1,579,564
Goodwill	—	1,680,843	—	—		1,680,843
Other intangibles, net	—	792,068	55,928	—		847,996
Deferred tax assets	—	1,539,141	—	—		1,539,141
Investment in subsidiaries	14,832,523	57,167	—	(14,889,690	)(b)	—
Intercompany receivable	—	7,270,869	—	(7,270,869	)(a)	—
Other assets	—	202,758	6,069	—		208,827
Noncurrent assets held for sale	—	869,912	—	—		869,912

Total assets	$14,832,523	$18,442,696	$386,570	$(22,384,779)		$11,277,010

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt and lease financing obligations	$90	$23,146	$—	$—		$23,236
Accounts payable	—	1,541,984	813	—		1,542,797
Intercompany payable	—	—	224,220	(224,220	)(a)	—
Accrued salaries, wages and other current liabilities	65,743	1,240,442	87,433	—		1,393,618
Current liabilities held for sale	—	37,244	—	—		37,244

Total current liabilities	65,833	2,842,816	312,466	(224,220)		2,996,895
Long-term debt, less current maturities	2,886,993	—	—	—		2,886,993
Lease financing obligations, less current maturities	—	41,364	—	—		41,364
Intercompany payable	7,270,869	—	—	(7,270,869	)(a)	—
Other noncurrent liabilities	—	689,742	16,937	—		706,679
Noncurrent liabilities held for sale	4,027,400	36,251	—	—		4,063,651

Total liabilities	14,251,095	3,610,173	329,403	(7,495,089)		10,695,582
Commitments and contingencies	—	—	—	—		—

Total stockholders’ equity	581,428	14,832,523	57,167	(14,889,690	)(b)	581,428

Total liabilities and stockholders’ equity	$14,832,523	$18,442,696	$386,570	$(22,384,779)		$11,277,010

(a)	Elimination of intercompany accounts receivable and accounts payable amounts.

(b)	Elimination of investments in consolidated subsidiaries.

	Rite Aid Corporation Condensed Consolidating Statement of Operations For the Year Ended March 4, 2017
	Rite Aid Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Revenues	$—	$22,821,940	$223,077	$(117,477	)(a)	$22,927,540
Costs and expenses:
Cost of revenues	—	17,767,363	213,225	(117,755	)(a)	17,862,833
Selling, general and administrative expenses	—	4,763,176	13,541	278	(a)	4,776,995
Lease termination and impairment expenses	—	45,778	—	—		45,778
Interest expense	182,282	17,796	(13)	—		200,065
Gain on sale of assets, net	—	(6,649)	—	—		(6,649)
Equity in earnings of subsidiaries, net of tax	(418,261)	5,101	—	413,160	(b)	—

	(235,979)	22,592,565	226,753	295,683		22,879,022

Income (loss) before income taxes	235,979	229,375	(3,676)	(413,160)		48,518
Income tax expense	—	43,013	1,425	—		44,438

Net income (loss) from continuing operations	235,979	186,362	(5,101)	(413,160	)(b)	4,080
Net income (loss) from discontinued operations	(231,926)	231,899	—	—		(27)

Net income (loss)	$4,053	$418,261	$(5,101)	$(413,160)		$4,053
Total other comprehensive income (loss)	5,464	5,464	—	(5,464)		5,464

Comprehensive income (loss)	$9,517	$423,725	$(5,101)	$(418,624)		$9,517

(a)	Elimination of intercompany revenues and expenses.

(b)	Elimination of equity in earnings of subsidiaries.

	Rite Aid Corporation Condensed Consolidating Statement of Operations For the Year Ended February 27, 2016
	Rite Aid Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Revenues	$—	$20,765,351	$162,620	$(157,734	)(a)	$20,770,237
Costs and expenses:
Cost of revenues	—	15,778,258	154,838	(154,838	)(a)	15,778,258
Selling, general and administrative expenses	—	4,572,146	11,921	(2,896	)(a)	4,581,171
Lease termination and impairment expenses	—	40,477	—	—		40,477
Interest expense	151,862	34,268	2	—		186,132
Loss on debt retirement, net	33,205	—	—	—		33,205
Loss on sale of assets, net	—	(606)	—	—		(606)
Equity in earnings of subsidiaries, net of tax	(613,974)	3,972	—	610,002	(b)	—

	(428,907)	20,428,515	166,761	452,268		20,618,637

Income (loss) before income taxes	428,907	336,836	(4,141)	(610,002)		151,600
Income tax expense (benefit)	—	49,681	(169)	—		49,512

Net income (loss) from continuing operations	428,907	287,155	(3,972)	(610,002	)(b)	102,088
Net income (loss) from discontinued operations	(263,442)	326,819	—	—		63,377

Net income (loss)	$165,465	$613,974	$(3,972)	$(610,002)		$165,465
Total other comprehensive (loss) income	(1,931)	(1,931)	—	1,931		(1,931)

Comprehensive income (loss)	$163,534	$612,043	$(3,972)	$(608,071)		$163,534

(a)	Elimination of intercompany revenues and expenses.

(b)	Elimination of equity in earnings of subsidiaries.

	Rite Aid Corporation Condensed Consolidating Statement of Cash Flows For the Year Ended March 4, 2017
	Rite Aid Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating activities:
Net cash (used in) provided by operating activities	$(162,842)	$347,465	$(1,596)	$—	$183,027

Investing activities:
Payments for property, plant and equipment	—	(254,149)	—	—	(254,149)
Intangible assets acquired	—	(39,648)	—	—	(39,648)
Intercompany activity	—	(57,817)	—	57,817	—
Proceeds from dispositions of assets and investments	—	16,852	—	—	16,852

Net cash (used in) provided by investing activities	—	(334,762)	—	57,817	(276,945)

Financing activities:
Net proceeds from revolver	330,000	—	—	—	330,000
Principal payments on long-term debt	—	(16,588)	—	—	(16,588)
Change in zero balance cash accounts	—	43,080	—	—	43,080
Net proceeds from issuance of common stock	6,951	—	—	—	6,951
Excess tax benefit on stock options and restricted stock	—	543	—	—	543
Payments for taxes related to net share settlement of equity awards	—	(6,254)	—	—	(6,254)
Intercompany activity	57,817	—	—	(57,817)	—

Net cash provided by (used in) financing activities	394,768	20,781	—	(57,817)	357,732

Cash flows of discontinued operations:
Operating activities of discontinued operations	(231,926)	281,016	—	—	49,090
Investing activities of discontinued operations	—	(187,314)	—	—	(187,314)
Financing activities of discontinued operations	—	(4,651)	—	—	(4,651)

Net cash provided by (used in) discontinued operations	(231,926)	89,051	—	—	(142,875)

Increase (decrease) in cash and cash equivalents	—	122,535	(1,596)	—	120,939
Cash and cash equivalents, beginning of period	—	90,569	33,902	—	124,471

Cash and cash equivalents, end of period	$—	$213,104	$32,306	$—	$245,410

	Rite Aid Corporation Condensed Consolidating Statement of Cash Flows For the Year Ended February 27, 2016
	Rite Aid Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating activities:
Net cash (used in) provided by operating activities	$(124,429)	$841,258	$(6,486)	$—	$710,343

Investing activities:
Payments for property, plant and equipment	—	(391,199)	—	—	(391,199)
Intangible assets acquired	—	(89,874)	—	—	(89,874)
Acquisition of businesses, net of cash acquired	(1,778,377)	—	—	—	(1,778,377)
Intercompany activity	(103,834)	(794,422)	—	898,256	—
Proceeds from sale-leaseback transaction	—	26,953	—	—	26,953
Proceeds from dispositions of assets and investments	—	9,773	—	—	9,773

Net cash (used in) provided by investing activities	(1,882,211)	(1,238,769)	—	898,256	(2,222,724)

Financing activities:
Proceeds from issuance of long-term debt	1,800,000	—	—	—	1,800,000
Net proceeds from revolver	375,000	—	—	—	375,000
Principal payments on long-term debt	(650,079)	(17,415)	—	—	(667,494)
Change in zero balance cash accounts	—	(62,878)	—	—	(62,878)
Net proceeds from issuance of common stock	11,376	—	—	—	11,376
Financing fees paid for early debt redemption	(26,003)	—	—	—	(26,003)
Excess tax benefit on stock options and restricted stock	—	22,884	—	—	22,884
Payments for taxes related to net share settlement of equity awards	—	(17,506)	—	—	(17,506)
Deferred financing costs paid	(34,634)	—	—	—	(34,634)
Intercompany activity	794,422	63,446	40,388	(898,256)	—

Net cash provided by (used in) financing activities	2,270,082	(11,469)	40,388	(898,256)	1,400,745

Cash flows of discontinued operations:
Operating activities of discontinued operations	(263,442)	568,007	—	—	304,565
Investing activities of discontinued operations	—	(179,134)	—	—	(179,134)
Financing activities of discontinued operations	—	(5,223)	—	—	(5,223)

Net cash provided by (used in) discontinued operations	(263,442)	383,650	—	—	120,208

(Decrease) increase in cash and cash equivalents	—	(25,330)	33,902	—	8,572
Cash and cash equivalents, beginning of period	—	115,899	—	—	115,899

Cash and cash equivalents, end of period	$—	$90,569	$33,902	$—	$124,471